Net Loss Per Share - Schedule of Calculation of Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net loss attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders		¥ (927,022)	$ (134,830)	¥ (918,578)	¥ (253,567)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	[1]	6,294,870	6,294,870	3,945,864	3,818,618
Net loss per share
Basic and diluted | (per share)		¥ (147.27)	$ (21.42)	¥ (232.80)	¥ (66.40)

[1]	Each 25 American depositary shares ("ADSs") represents one of the Company's Class A ordinary shares.